Employee Benefits	12 Months Ended
Dec. 31, 2024
Classes of employee benefits expense [abstract]
Employee benefits
E.2	Employee benefits

	2024 US$m	2023 US$m	2022 US$m
Employee benefits	521	494	415
Share-based payments	23	39	26
Defined contribution plan costs	51	53	41
Defined benefit plan expense	7	17	9
	602	603	491
(a) Employee benefits
Employee benefits for the reporting period are as follows:
Recognition and measurement
The Group’s accounting policy for employee benefits other than superannuation is set out in Note D.5. The policy relating to share-based payments is set out in Note E.2(c).
All employees of the Group are entitled to benefits on retirement, disability or death from the Group’s retirement plans. The Group operates a number of pension schemes throughout the world. Employees entitled to defined contribution schemes receive fixed contributions from Group companies and the Group’s legal or constructive obligation is limited to these contributions. Contributions to defined contribution funds are recognised as an expense as they become payable. Prepaid contributions are recognised as an asset to the extent that a cash refund or a reduction in the future payment is available.
(b) Compensation of key management personnel
Key management personnel (KMP) compensation for the financial year was as follows:

	2024 US$	2023 US$	2022 US$
Short-term employee benefits	6,810,215	5,245,763	5,730,340
Post-employment benefits	262,790	215,856	155,086
Share-based payments	5,265,736	3,693,072	3,114,043
Long-term employee benefits	483,452	213,562	4,300
Termination benefits	724,287	-	152,531
	13,546,480	9,368,253	9,156,300
In 2024, the number of executive KMPs increased from 4 to 6.
(c) Share plans
The Group provides benefits to its employees (including KMP) in the form of share-based payments (equity-settled transactions).
Woodside equity plan (WEP) and supplementary Woodside equity plan (SWEP)
The WEP is available to all permanent employees, but since
1 January 2018 has excluded Executive Incentive Scheme (EIS) participants. The number of Equity Rights (ERs) offered to each eligible employee is determined by the Board, and based on individual performance as assessed under the performance review process. The linking of performance to an allocation allows the Group to recognise and reward eligible employees for high performance. The ERs have no further ongoing performance conditions after allocation, and do not require participants to make any payment in respect of the ERs at grant or at vesting. Each ER entitles the participant to receive a Woodside share on the vesting date three years after the grant date.

For awards made in and subsequent to 2022, participants are entitled to receive a Woodside share on the vesting date, three years after the grant date. Awards made in 2021 and 2020 will vest under the terms of the plan at that time, which provided for 75% vesting of the ERs three years after the grant date and the remaining 25% of the ERs five years after the grant date.
In October 2011, the Board approved the establishment of the SWEP to enable the offering of targeted retention awards of ERs for key capability. The SWEP was updated in 2022 to broaden eligibility to all employees of a subsidiary of Woodside Energy Group Ltd and ensure compliance in all jurisdictions in which Woodside operates.
Each ER entitles the participant to receive a Woodside share on vesting date. Participants do not make any payment in respect of the ERs at grant or at vesting.
Executive Incentive Scheme (EIS)
The EIS was introduced for the 2018 performance year for all Executives including Executive KMP. The EIS is delivered in the form of a cash incentive, Restricted Shares and Performance Rights. The grant date of the Restricted Shares and Performance Rights has been determined to be subsequent to the performance year, being the date of the Board of Directors’ approval. Accordingly, the 2023 Restricted Shares and Performance Rights were granted on 27 February 2024 for Executives and 24 April 2024 for the CEO and have been included in the table below. The expense estimated as at 31 December 2023 in relation to the 2023 performance year was updated to the fair value on grant date during the period.
The 2024 Restricted Shares and Performance Rights have not been included in the table below as they have not been approved as at 31 December 2024. An expense related to the 2024 performance year has been estimated for the Restricted Shares and Performance Rights, using fair value estimates based on inputs at 31 December 2024.
Performance Based Pay Plus (PBP Plus)
PBP Plus is available to senior, permanent employees who are not Executives. Participants receive an annual award of cash and Restricted Shares based on corporate and individual performance, recognising and rewarding eligible employees for high performance.
The grant date of the Restricted Shares has been determined to be subsequent to the performance year, being the date of the Board of Directors’ approval. Accordingly, the 2023 Restricted Shares were granted on 27 February 2024 and have been included in the table below. The expense estimated as at 31 December 2023 in relation to the 2023 performance year was updated to the fair value on grant date during the period.
The 2024 Restricted Shares have not been included in the table below as they have not been approved as at 31 December 2024. An expense related to the 2024 performance year has been estimated for the Restricted Shares, using fair value estimates based on inputs at 31 December 2024.
Recognition and measurement
All compensation under WEP, SWEP, PBP Plus and EIS Restricted Shares and Performance Rights is accounted for as share-based payments to employees for services provided. The cost of equity-settled transactions with employees is measured by reference to the fair values of the equity instruments at the date at which they are granted. The fair value of share-based payments is recognised, together with the corresponding increase in equity, over the period in which the vesting conditions are fulfilled, ending on the date on which the relevant employee becomes fully entitled to the shares. At each balance sheet date, the Group reassesses the number of awards that are expected to vest based on service conditions. The expense recognised each year takes into account the most recent estimate.
The fair value of the benefit provided for the WEP and SWEP is estimated using the Black-Scholes option pricing technique.
The fair value of the Restricted Shares is estimated as the closing share price at grant date. The fair value of the benefit provided for the relative total shareholder return Performance Rights is calculated using the Binomial or Black-Scholes option pricing technique combined with a Monte Carlo simulation methodology, where relevant, using historical volatility to estimate the volatility of the share price in the future.

The number of awards and movements for all share plans are summarised as follows:

	Number of performance awards
	Employee Plans		Executive Plans

	WEP	SWEP	Short-term awards 4	Long-term awards 4

Year ended 31 December 2024

Opening balance	9,125,440	1,556,573	1,066,237	2,696,552

Granted during the year 1,2,3	5,188,220	48,179	918,543	364,378

Vested during the year	(1,833,896)	(1,038,583)	(231,156)	(250,149)

Forfeited during the year	(716,686)	(108,599)	(201,956)	(361,735)

Awards at 31 December 2024	11,763,078	457,570	1,551,668	2,449,046

	US$m	US$m	US$m	US$m

Fair value of awards granted during the year	70	1	18	8

	Number of performance awards
	Employee Plans		Executive Plans

	WEP	SWEP	Short-term awards 4	Long-term awards 4

Year ended 31 December 2023

Opening balance	6,629,681	2,884,076	993,197	2,554,422

Granted during the year 1,2,3	3,445,234	100,811	420,429	658,969

Vested during the year	(600,271)	(1,071,291)	(286,979)	(106,430)

Forfeited during the year	(349,204)	(357,023)	(60,410)	(410,409)

Awards at 31 December 2023	9,125,440	1,556,573	1,066,237	2,696,552

	US$m	US$m	US$m	US$m

Fair value of awards granted during the year	60	2	10	12

1.	For the purpose of valuation, the share price on grant date for the 2024 WEP allocations was $13.54 (2023: $17.54).
2.	For the purpose of valuation, the share price on grant date for the 2024 SWEP allocations was $16.04 (2023: $20.78).
3.	For the purpose of valuation, the share price on grant date for Restricted Shares was $19.74 and $19.33 (2023: $23.48 and $23.33) and Performance Rights was $12.89 (2023: $15.96).
4.
Includes awards issued under Executive Incentive Plan (EIP), EIS and PBP Plus. Short-term awards relate to awards with a vesting period of less than 5 years. Long-term awards relate to awards with a vesting period of 5 years.